Average Annual Total Returns - Voya GNMA Income Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A After tax on distributions 1 Yr	Class A After tax on distributions 5 Yrs	Class A After tax on distributions 10 Yrs	Class A After tax on distributions Since Inception	Class A After tax on distributions with sale 1 Yr	Class A After tax on distributions with sale 5 Yrs	Class A After tax on distributions with sale 10 Yrs	Class A After tax on distributions with sale Since Inception	Class A Bloomberg Barclays GNMA Index 1 Yr		Class A Bloomberg Barclays GNMA Index 5 Yrs		Class A Bloomberg Barclays GNMA Index 10 Yrs		Class A Bloomberg Barclays GNMA Index Since Inception	Class C 1 Yr	Class C 5 Yrs	Class C 10 Yrs	Class C Since Inception	Class C Inception Date	Class C Bloomberg Barclays GNMA Index 1 Yr		Class C Bloomberg Barclays GNMA Index 5 Yrs		Class C Bloomberg Barclays GNMA Index 10 Yrs		Class C Bloomberg Barclays GNMA Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Bloomberg Barclays GNMA Index 1 Yr		Class I Bloomberg Barclays GNMA Index 5 Yrs		Class I Bloomberg Barclays GNMA Index 10 Yrs		Class I Bloomberg Barclays GNMA Index Since Inception	Class W 1 Yr	Class W 5 Yrs	Class W 10 Yrs	Class W Since Inception	Class W Inception Date	Class W Bloomberg Barclays GNMA Index 1 Yr		Class W Bloomberg Barclays GNMA Index 5 Yrs		Class W Bloomberg Barclays GNMA Index 10 Yrs		Class W Bloomberg Barclays GNMA Index Since Inception
Total	1.13%	2.06%	2.50%		Aug. 17, 2073	0.17%	1.08%	1.24%		0.63%	1.10%	1.37%		3.68%	[1]	2.78%	[1]	2.92%	[1]	[1]	1.99%	1.81%	2.01%		Oct. 13, 2000	3.68%	[1]	2.78%	[1]	2.92%	[1]	[1]	4.07%	2.89%	3.07%		Jan. 07, 2002	3.68%	[1]	2.78%	[1]	2.92%	[1]	[1]	4.01%	2.84%	3.05%		Dec. 17, 2007	3.68%	[1]	2.78%	[1]	2.92%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.